Share Capital	12 Months Ended
Dec. 31, 2013
Share Capital
16.	SHARE CAPITAL

The Company has 50,000,000,000,000 ordinary shares authorized with par value of $0.00002 per share.

As of December 31, 2013, the Company had 794,003,193 ordinary shares issued and outstanding.